Prepaid Expenses	6 Months Ended
Mar. 31, 2025
Prepaid Expenses [Abstract]
PREPAID EXPENSES

4. PREPAID EXPENSES

Prepaid expenses at March 31, 2025 and September 30, 2024 consist of $2,700,000 of advance payments made for the preparation of long-lead time drug substance and product costs, respectively, which will be utilized in research and development activities or in the manufacturing of LYMPHIR for sales.